SCHEDULE OF ACQUISITION CONSIDERATION BREAKDOWN (Details) (Parenthetical)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2022	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation	1.00
Period End USD: GBP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation	0.7543	0.7436	0.7990		1.2165
Period End USD:EURO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation				1.042